Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Securities that were Excluded from Diluted Net Loss Per Share

A summary of the potentially dilutive securities that were excluded from diluted net loss per share each year because their effect would be antidilutive are presented as follows:

	June 30,
	2025	2024
Share options	34,417	38,873
Warrants (excluding pre-funded)	2,450,454	575,878
Convertible preferred shares	1,863,032	—
	4,347,903	614,751